Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,392,701	¥ 9,449,618	¥ 12,782,851
Prepayments and other current assets, net	1,597,530	10,839,403	12,303,879
Accounts receivable	62,947	427,105	164,207
Total current assets	4,090,893	27,757,126	34,182,937
Non-current assets:
Property and equipment, net	20,752,791	140,809,762	142,771,400
Land use rights, net	4,790,968	32,507,195	32,980,543
Intangible assets, net	16,875	114,501	130,896
Right-of-use assets	1,609,578	10,921,149	54,080,188
Other non-current assets	1,149,578	7,800,000	7,800,000
Investments in equity securities	6,403,677	43,449,588	44,974,376
Total non-current assets	34,723,467	235,602,195	282,737,403
TOTAL ASSETS	38,814,360	263,359,321	316,920,340
Current liabilities:
Short-term borrowings	12,380,068	84,000,000	84,000,000
Accounts payable	25,272	171,474	4,020,942
Deferred revenue, current	318,678	2,162,260	7,796,228
Salary and welfare payable	186,899	1,268,129	1,829,701
Taxes payable	113,016	766,823	3,266,167
Income tax payable	26,428	179,316	179,316
Accrued liabilities and other current liabilities	1,381,107	9,370,955	11,081,009
Amounts due to Affected Entity, current	1,486,728	10,087,596
Operating lease liabilities, current	387,946	2,632,254	10,479,626
Total current liabilities	16,545,092	112,260,109	124,274,292
Non-current liabilities:
Operating lease liabilities, non-current	1,225,699	8,316,493	38,439,295
Other non-current liabilities	147,382	1,000,000	1,000,000
Total non-current liabilities	1,373,081	9,316,493	39,439,295
Total liabilities	17,918,173	121,576,602	163,713,587
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	70,227,526	476,500,785	476,500,785
Statutory reserves	8,932,889	60,610,543	60,610,543
Accumulated other comprehensive income	962,898	6,533,359	6,547,327
Accumulated deficit	(59,433,328)	(403,261,074)	(391,851,008)
TOTAL SHAREHOLDERS’ EQUITY	20,896,187	141,782,719	153,206,753
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	38,814,360	263,359,321	316,920,340
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	201,706	1,368,598	1,368,598
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	4,496	30,508	30,508
Related Party
Current assets:
Amounts due from related parties	1,037,715	7,041,000	8,932,000
Current liabilities:
Amounts due to a related party	$ 238,950	¥ 1,621,302	¥ 1,621,303